LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.12%
Brazil–3.37%
B3 SA - Brasil Bolsa Balcao	274,300	$656,299
Banco BTG Pactual SA	74,900	545,539
Caixa Seguridade Participacoes SA	215,600	675,765
Engie Brasil Energia SA	70,700	566,964
Klabin SA	94,700	476,200
PRIO SA	106,800	1,034,483
Telefonica Brasil SA	144,000	1,450,221
TIM SA	304,700	1,080,794
Ultrapar Participacoes SA	231,300	1,316,668
Vale SA	510,600	6,214,264
Vibra Energia SA	279,900	1,395,203
WEG SA	221,900	1,694,977
		17,107,377
Chile–0.41%
Banco de Chile	7,126,525	792,830
Enel Americas SA	7,135,538	695,587
Enel Chile SA	9,880,637	593,986
		2,082,403
China–24.17%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	44,200	107,879
Agricultural Bank of China Ltd. Class A	1,814,700	1,047,022
†Akeso, Inc.	175,000	1,043,037
Alibaba Group Holding Ltd.	945,400	8,485,397
Anhui Yingjia Distillery Co. Ltd. Class A	14,100	127,198
ANTA Sports Products Ltd.	313,800	3,335,696
Avary Holding Shenzhen Co. Ltd. Class A	40,300	131,704
†Baidu, Inc. Class A	221,600	2,907,706
Bank of Beijing Co. Ltd. Class A	451,600	353,035
Bank of China Ltd. Class A	529,300	320,768
Bank of Communications Co. Ltd. Class A	837,500	724,235
Bank of Shanghai Co. Ltd. Class A	301,200	279,636
Beijing Kingsoft Office Software, Inc. Class A	9,722	402,186
Beijing New Building Materials PLC Class A	36,800	145,674
Beijing Roborock Technology Co. Ltd. Class A	2,903	137,341
BYD Co. Ltd. Class A	12,400	357,514
BYD Co. Ltd. Class H	200,000	5,151,465
CGN Power Co. Ltd. Class A	329,900	181,669
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Construction Bank Corp. Class A	205,300	$194,010
China Feihe Ltd.	1,289,000	606,053
China Medical System Holdings Ltd.	472,000	495,706
China Minsheng Banking Corp. Ltd. Class A	734,000	412,322
China Petroleum & Chemical Corp. Class A	668,800	575,575
China Tower Corp. Ltd. Class H	15,436,000	1,774,956
Chongqing Rural Commercial Bank Co. Ltd. Class A	186,500	119,990
Chongqing Zhifei Biological Products Co. Ltd. Class A	51,200	320,697
CITIC Securities Co. Ltd. Class A	260,175	695,125
CMOC Group Ltd. Class H	1,317,000	1,118,968
Contemporary Amperex Technology Co. Ltd. Class A	30,940	808,149
Country Garden Services Holdings Co. Ltd.	780,000	499,278
CSPC Pharmaceutical Group Ltd.	3,112,000	2,445,259
Eastroc Beverage Group Co. Ltd. Class A	5,700	148,528
ENN Natural Gas Co. Ltd. Class A	53,100	140,695
Eoptolink Technology, Inc. Ltd. Class A	14,600	137,305
Far East Horizon Ltd.	453,000	335,688
Foxconn Industrial Internet Co. Ltd. Class A	189,600	615,171
Goneo Group Co. Ltd. Class A	9,500	134,716
Great Wall Motor Co. Ltd. Class H	327,000	363,477
Gree Electric Appliances, Inc. of Zhuhai Class A	60,900	330,307
Guangdong Haid Group Co. Ltd. Class A	35,200	209,667
Guangzhou Tinci Materials Technology Co. Ltd. Class A	40,900	123,253
Guotai Junan Securities Co. Ltd. Class A	159,800	315,070
Haidilao International Holding Ltd.	598,000	1,349,280
Haier Smart Home Co. Ltd. Class A	127,600	442,785
Haier Smart Home Co. Ltd. Class H	63,200	196,619
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–1

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	48,200	$129,179
Henan Shuanghui Investment & Development Co. Ltd. Class A	71,600	255,394
Hithink RoyalFlush Information Network Co. Ltd. Class A	10,400	194,000
Hualan Biological Engineering, Inc. Class A	38,300	104,978
†Huaneng Power International, Inc. Class A	190,300	240,921
Huatai Securities Co. Ltd. Class A	155,400	297,149
Huaxia Bank Co. Ltd. Class A	279,000	249,760
Hunan Valin Steel Co. Ltd. Class A	146,500	104,188
Hundsun Technologies, Inc. Class A	38,600	121,449
Iflytek Co. Ltd. Class A	15,400	105,729
Industrial Bank Co. Ltd. Class A	469,400	1,055,386
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	137,500	529,077
Inner Mongolia Yitai Coal Co. Ltd. Class B	372,900	710,747
JA Solar Technology Co. Ltd. Class A	71,800	172,758
JCET Group Co. Ltd. Class A	36,200	145,402
†JD Logistics, Inc.	342,700	348,966
JD.com, Inc. Class A	124,950	1,722,534
Jiangsu King's Luck Brewery JSC Ltd. Class A	26,400	216,936
Jiangsu Zhongtian Technology Co. Ltd. Class A	70,000	136,175
†Kuaishou Technology	318,100	1,993,485
Kunlun Energy Co. Ltd.	1,306,000	1,089,599
Lenovo Group Ltd.	2,056,000	2,382,542
Lens Technology Co. Ltd. Class A	105,500	197,791
†Li Auto, Inc. Class A	282,000	4,370,389
Lingyi iTech Guangdong Co. Class A	146,300	110,320
Longfor Group Holdings Ltd.	57,000	80,545
LONGi Green Energy Technology Co. Ltd. Class A	95,900	260,202
†Meituan Class B	361,500	4,470,889
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
NARI Technology Co. Ltd. Class A	161,200	$537,746
NetEase, Inc.	344,000	7,155,221
†New Oriental Education & Technology Group, Inc.	81,300	707,891
Nongfu Spring Co. Ltd. Class H	712,200	3,844,491
†PDD Holdings, Inc. ADR	33,600	3,906,000
PetroChina Co. Ltd. Class A	457,000	584,888
Ping An Insurance Group Co. of China Ltd. Class H	612,500	2,586,353
Pop Mart International Group Ltd.	45,200	166,030
Qifu Technology, Inc. ADR	12,400	228,532
SDIC Power Holdings Co. Ltd. Class A	152,700	314,381
SF Holding Co. Ltd. Class A	104,639	526,130
Shandong Nanshan Aluminum Co. Ltd. Class A	246,500	114,938
Shandong Sun Paper Industry JSC Ltd. Class A	61,100	119,284
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	454,400	283,314
Shanghai RAAS Blood Products Co. Ltd. Class A	137,300	133,549
Shanghai Rural Commercial Bank Co. Ltd. Class A	207,500	189,773
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	63,800	176,991
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,400	402,750
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	145,241
Shenzhen Transsion Holdings Co. Ltd. Class A	17,162	387,765
Sieyuan Electric Co. Ltd. Class A	16,400	132,109
Sinotruk Hong Kong Ltd.	245,000	601,630
SooChow Securities Co. Ltd. Class A	106,100	98,797
Sungrow Power Supply Co. Ltd. Class A	28,600	408,376
TBEA Co. Ltd. Class A	107,120	224,246
Tencent Holdings Ltd.	396,100	15,374,565
†Tencent Music Entertainment Group ADR	261,800	2,929,542
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–2

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tianqi Lithium Corp. Class A	31,900	$210,358
†Tongcheng Travel Holdings Ltd.	288,800	761,952
Tongwei Co. Ltd. Class A	94,700	323,640
Topsports International Holdings Ltd.	684,000	457,928
Vipshop Holdings Ltd. ADR	123,887	2,050,330
Want Want China Holdings Ltd.	1,601,000	945,026
Weichai Power Co. Ltd. Class H	600,000	1,143,748
WuXi AppTec Co. Ltd. Class A	49,000	318,850
WuXi AppTec Co. Ltd. Class H	130,100	616,682
†Wuxi Biologics Cayman, Inc.	186,500	340,742
Xinjiang Daqo New Energy Co. Ltd. Class A	37,081	138,526
Xinyi Solar Holdings Ltd.	1,106,000	856,324
Yadea Group Holdings Ltd.	426,000	690,143
Yifeng Pharmacy Chain Co. Ltd. Class A	18,300	99,508
Yum China Holdings, Inc.	60,083	2,390,703
Zangge Mining Co. Ltd. Class A	33,800	139,129
Zhejiang Chint Electrics Co. Ltd. Class A	45,900	128,032
Zhejiang Dahua Technology Co. Ltd. Class A	64,500	166,171
Zhongji Innolight Co. Ltd. Class A	16,700	357,432
Zijin Mining Group Co. Ltd. Class A	440,400	981,043
Zijin Mining Group Co. Ltd. Class H	1,964,000	3,919,519
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	131,100	145,658
ZTE Corp. Class A	76,400	290,169
ZTO Express Cayman, Inc. ADR	47,000	984,180
		122,680,627
Czech Republic–0.10%
Moneta Money Bank AS	109,990	478,338
		478,338
Egypt–0.34%
Commercial International Bank - Egypt (CIB)	889,667	1,501,548
Eastern Co. SAE	342,143	194,891
		1,696,439
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece–0.80%
Jumbo SA	7,153	$206,044
Motor Oil Hellas Corinth Refineries SA	7,253	216,124
Mytilineos SA	34,163	1,317,998
†National Bank of Greece SA	176,498	1,381,650
†Public Power Corp. SA	73,692	924,615
		4,046,431
Hong Kong–0.67%
†Alibaba Health Information Technology Ltd.	476,000	193,395
Beijing Enterprises Holdings Ltd.	177,000	513,345
Bosideng International Holdings Ltd.	1,130,000	564,502
Brilliance China Automotive Holdings Ltd.	1,050,000	724,425
Geely Automobile Holdings Ltd.	751,000	886,588
Sinopharm Group Co. Ltd. Class H	202,000	517,459
		3,399,714
Hungary–0.63%
MOL Hungarian Oil & Gas PLC	32,334	262,202
OTP Bank Nyrt	63,842	2,938,334
		3,200,536
India–17.33%
ABB India Ltd.	11,172	852,054
Ambuja Cements Ltd.	51,813	380,417
Asian Paints Ltd.	127,949	4,367,241
Aurobindo Pharma Ltd.	92,557	1,208,254
Axis Bank Ltd.	105,737	1,327,632
Bajaj Holdings & Investment Ltd.	6,400	634,820
Berger Paints India Ltd.	101,308	696,077
Bharat Petroleum Corp. Ltd.	154,762	1,117,816
Bharti Airtel Ltd.	40,689	599,389
Britannia Industries Ltd.	27,782	1,635,974
CG Power & Industrial Solutions Ltd.	220,361	1,429,133
Cholamandalam Investment & Finance Co. Ltd.	81,606	1,131,687
Colgate-Palmolive India Ltd.	48,184	1,565,846
Cummins India Ltd.	49,114	1,770,318
Divi's Laboratories Ltd.	14,600	603,116
Dr Reddy's Laboratories Ltd.	38,020	2,807,150
Havells India Ltd.	9,745	177,017
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–3

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
HCL Technologies Ltd.	243,584	$4,508,067
HDFC Asset Management Co. Ltd.	34,810	1,566,862
Hero MotoCorp Ltd.	14,739	834,531
Hindalco Industries Ltd.	367,726	2,470,172
Hindustan Unilever Ltd.	74,123	2,012,415
ICICI Bank Ltd.	446,243	5,849,675
Indian Hotels Co. Ltd.	302,494	2,144,052
Infosys Ltd.	68,346	1,227,610
†InterGlobe Aviation Ltd.	33,111	1,408,823
Jubilant Foodworks Ltd.	44,759	240,881
Larsen & Toubro Ltd.	64,831	2,925,780
Lupin Ltd.	45,938	890,532
Muthoot Finance Ltd.	26,488	470,180
NMDC Ltd.	356,330	861,960
NTPC Ltd.	849,531	3,420,431
Oil & Natural Gas Corp. Ltd.	857,940	2,757,361
PI Industries Ltd.	23,561	1,092,573
Pidilite Industries Ltd.	53,014	1,916,265
Polycab India Ltd.	15,827	961,167
Power Finance Corp. Ltd.	517,360	2,420,788
Reliance Industries Ltd.	226,454	8,068,743
Shree Cement Ltd.	3,171	976,473
Shriram Finance Ltd.	94,586	2,676,227
Supreme Industries Ltd.	22,594	1,146,516
†Suzlon Energy Ltd.	3,073,707	1,488,897
Tata Consultancy Services Ltd.	95,417	4,434,698
Tata Elxsi Ltd.	7,387	689,535
Tata Motors Ltd. Class A	99,655	785,267
Tata Power Co. Ltd.	264,188	1,248,679
Trent Ltd.	17,199	814,144
United Spirits Ltd.	94,357	1,283,228
Varun Beverages Ltd.	60,988	1,022,725
Vedanta Ltd.	322,323	1,049,837
		87,969,035
Indonesia–1.79%
Adaro Energy Indonesia Tbk. PT	5,163,300	879,275
Bank Central Asia Tbk. PT	9,453,900	6,007,445
Sumber Alfaria Trijaya Tbk. PT	5,759,500	1,057,089
Unilever Indonesia Tbk. PT	2,129,900	362,708
United Tractors Tbk. PT	515,800	786,469
		9,092,986
Malaysia–1.30%
CELCOMDIGI Bhd.	438,300	389,877
CIMB Group Holdings Bhd.	2,294,500	3,178,458
Genting Bhd.	661,400	660,308
Malaysia Airports Holdings Bhd.	296,800	621,303
MR DIY Group M Bhd.	842,300	266,945
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Nestle Malaysia Bhd.	23,800	$593,366
Telekom Malaysia Bhd.	407,900	518,269
YTL Power International Bhd.	469,200	375,194
		6,603,720
Mexico–2.78%
Banco del Bajio SA	267,408	1,036,737
†Cemex SAB de CV	4,892,500	4,415,880
Fibra Uno Administracion SA de CV	268,500	448,383
Grupo Aeroportuario del Sureste SAB de CV Class B	55,560	1,761,898
Grupo Financiero Banorte SAB de CV Class O	377,000	4,010,848
Kimberly-Clark de Mexico SAB de CV Class A	318,000	742,921
Orbia Advance Corp. SAB de CV	348,800	729,881
Promotora y Operadora de Infraestructura SAB de CV	60,515	643,340
Wal-Mart de Mexico SAB de CV	83,100	335,550
		14,125,438
Netherlands–0.15%
NEPI Rockcastle NV	111,616	770,822
		770,822
Peru–0.36%
Southern Copper Corp.	17,152	1,827,031
		1,827,031
Philippines–0.74%
BDO Unibank, Inc.	633,960	1,742,361
International Container Terminal Services, Inc.	233,540	1,321,101
Metropolitan Bank & Trust Co.	579,160	672,643
		3,736,105
Poland–1.29%
Bank Polska Kasa Opieki SA	67,248	3,061,625
ORLEN SA	20,993	342,043
Powszechny Zaklad Ubezpieczen SA	171,516	2,095,911
Santander Bank Polska SA	7,293	1,039,823
		6,539,402
Qatar–0.57%
Barwa Real Estate Co.	749,936	568,477
†Commercial Bank PSQC	1,128,632	1,529,744
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–4

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Qatar (continued)
Ooredoo QPSC	267,239	$778,010
		2,876,231
Republic of Korea–12.55%
Celltrion, Inc.	1,614	220,355
DB Insurance Co. Ltd.	16,096	1,151,380
Doosan Bobcat, Inc.	17,584	705,319
GS Holdings Corp.	15,548	560,132
Hana Financial Group, Inc.	100,361	4,390,910
Hankook Tire & Technology Co. Ltd.	25,145	1,010,470
Hanwha Aerospace Co. Ltd.	11,659	1,797,023
HMM Co. Ltd.	55,767	652,427
Hyundai Mobis Co. Ltd.	21,455	4,167,489
KB Financial Group, Inc.	110,104	5,749,535
†Krafton, Inc.	9,921	1,842,340
KT Corp.	22,707	640,097
†Kum Yang Co. Ltd.	7,341	616,726
Kumho Petrochemical Co. Ltd.	5,875	613,138
LG Uplus Corp.	72,085	538,128
Meritz Financial Group, Inc.	26,077	1,582,537
NAVER Corp.	13,531	1,880,520
Orion Corp.	8,701	593,316
Posco International Corp.	13,637	538,896
Samsung Electronics Co. Ltd.	330,442	19,832,656
Samsung Fire & Marine Insurance Co. Ltd.	9,810	2,251,655
Samsung Life Insurance Co. Ltd.	28,087	1,992,430
Samsung SDS Co. Ltd.	7,797	947,513
Shinhan Financial Group Co. Ltd.	143,074	5,016,225
SK Hynix, Inc.	10,114	1,338,767
SK Telecom Co. Ltd.	19,099	756,157
Woori Financial Group, Inc.	212,598	2,304,033
		63,690,174
Russia–0.00%
=†πSeverstal PAO	283,840	0
=†πSurgutneftegas PJSC	11,590,970	0
		0
Saudi Arabia–3.58%
Al Rajhi Bank	53,098	1,176,495
Alinma Bank	339,169	3,960,966
Bupa Arabia for Cooperative Insurance Co.	26,260	1,847,057
Co. for Cooperative Insurance	25,438	1,098,775
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Dr Sulaiman Al Habib Medical Services Group Co.	28,672	$2,397,424
Elm Co.	2,386	610,098
Etihad Etisalat Co.	129,487	1,816,029
Jarir Marketing Co.	207,006	811,355
Mouwasat Medical Services Co.	34,052	1,238,420
Nahdi Medical Co.	14,034	553,801
SABIC Agri-Nutrients Co.	5,719	186,948
Sahara International Petrochemical Co.	126,250	1,041,845
Saudi Aramco Base Oil Co.	18,396	821,088
Saudi National Bank	57,562	626,191
		18,186,492
South Africa–2.62%
Bid Corp. Ltd.	80,394	1,960,230
Clicks Group Ltd.	62,376	975,193
FirstRand Ltd.	396,486	1,292,243
Gold Fields Ltd.	9,354	150,089
Harmony Gold Mining Co. Ltd.	195,652	1,632,258
Impala Platinum Holdings Ltd.	42,856	177,194
Kumba Iron Ore Ltd.	20,436	498,783
MTN Group Ltd.	110,586	547,325
OUTsurance Group Ltd.	282,553	626,570
Sanlam Ltd.	320,972	1,175,937
Shoprite Holdings Ltd.	30,338	396,348
Standard Bank Group Ltd.	290,396	2,840,177
Woolworths Holdings Ltd.	334,019	1,044,206
		13,316,553
Taiwan–16.99%
Accton Technology Corp.	49,000	702,001
Airtac International Group	11,000	381,521
Alchip Technologies Ltd.	3,000	296,686
ASE Technology Holding Co. Ltd.	808,000	3,913,322
Asustek Computer, Inc.	100,000	1,323,293
Compal Electronics, Inc.	1,107,000	1,324,796
CTBC Financial Holding Co. Ltd.	946,000	957,720
Eclat Textile Co. Ltd.	16,000	273,470
eMemory Technology, Inc.	23,000	1,724,811
Globalwafers Co. Ltd.	28,000	485,572
Hon Hai Precision Industry Co. Ltd.	1,451,000	7,050,182
Largan Precision Co. Ltd.	34,000	2,581,593
MediaTek, Inc.	154,000	5,581,889
Nien Made Enterprise Co. Ltd.	61,000	676,645
Novatek Microelectronics Corp.	191,000	3,515,209
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Pegatron Corp.	695,000	$2,165,123
Pou Chen Corp.	778,000	881,232
President Chain Store Corp.	39,000	323,543
Synnex Technology International Corp.	438,000	1,072,983
Taiwan Semiconductor Manufacturing Co. Ltd.	1,649,000	39,623,197
Uni-President Enterprises Corp.	573,000	1,367,888
United Microelectronics Corp.	3,280,000	5,329,417
Voltronic Power Technology Corp.	22,000	1,134,251
WPG Holdings Ltd.	545,000	1,634,821
Yageo Corp.	26,000	482,572
Yang Ming Marine Transport Corp.	380,000	523,630
Zhen Ding Technology Holding Ltd.	231,000	902,245
		86,229,612
Thailand–1.03%
Advanced Info Service PCL	415,300	2,321,924
Bumrungrad Hospital PCL	214,800	1,312,789
Central Pattana PCL	269,400	465,151
Krungthai Card PCL	293,700	368,257
Muangthai Capital PCL	225,200	286,997
TMBThanachart Bank PCL NVDR	9,148,800	456,343
		5,211,461
Turkey–1.27%
Akbank TAS	1,015,566	1,469,454
BIM Birlesik Magazalar AS	55,453	602,890
Haci Omer Sabanci Holding AS	367,217	941,597
†KOC Holding AS	275,949	1,736,070
Turkiye Is Bankasi AS Class C	1,817,264	631,227
†Yapi ve Kredi Bankasi AS	1,270,021	1,080,267
		6,461,505
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates–1.28%
Abu Dhabi Islamic Bank PJSC	501,647	$1,491,724
Aldar Properties PJSC	340,705	512,136
Emaar Properties PJSC	2,023,356	4,490,531
		6,494,391
Total Common Stock (Cost $450,373,001)		487,822,823
ΔPREFERRED STOCKS–2.60%
Brazil–2.52%
Cia Energetica de Minas Gerais 10.14%	486,800	1,221,028
Gerdau SA 7.66%	135,135	598,157
Itau Unibanco Holding SA 6.82%	580,300	4,020,702
Itausa SA 8.86%	1,889,370	3,951,727
Petroleo Brasileiro SA 8.54%	400,100	2,991,536
		12,783,150
Chile–0.08%
Sociedad Quimica y Minera de Chile SA 8.72%	8,377	407,816
		407,816
Total Preferred Stocks (Cost $12,441,503)		13,190,966

MONEY MARKET FUND–1.31%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	6,631,344	6,631,344
Total Money Market Fund (Cost $6,631,344)		6,631,344

TOTAL INVESTMENTS–100.03% (Cost $469,445,848)	507,645,133
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(138,965)
NET ASSETS APPLICABLE TO 66,815,275 SHARES OUTSTANDING–100.00%	$507,506,168

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$8,211,866	$—

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
168	E-mini MSCI Emerging Markets Index	$8,811,600	$8,771,936	6/21/24	$39,664	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–7

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–8

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$17,107,377	$—	$—	$17,107,377
Chile	2,082,403	—	—	2,082,403
China	122,680,627	—	—	122,680,627
Czech Republic	478,338	—	—	478,338
Egypt	1,696,439	—	—	1,696,439
Greece	4,046,431	—	—	4,046,431
Hong Kong	3,399,714	—	—	3,399,714
Hungary	3,200,536	—	—	3,200,536
India	87,969,035	—	—	87,969,035
Indonesia	9,092,986	—	—	9,092,986
Malaysia	860,311	5,743,409	—	6,603,720
Mexico	—	14,125,438	—	14,125,438
Netherlands	770,822	—	—	770,822
Peru	1,827,031	—	—	1,827,031
Philippines	3,063,462	672,643	—	3,736,105
Poland	6,539,402	—	—	6,539,402
Qatar	2,876,231	—	—	2,876,231
Republic of Korea	63,690,174	—	—	63,690,174
Russia	—	—	— *	—
Saudi Arabia	18,186,492	—	—	18,186,492
South Africa	13,316,553	—	—	13,316,553
Taiwan	86,229,612	—	—	86,229,612
Thailand	5,211,461	—	—	5,211,461
Turkey	6,461,505	—	—	6,461,505
United Arab Emirates	6,494,391	—	—	6,494,391
Preferred Stocks	13,190,966	—	—	13,190,966
Money Market Fund	6,631,344	—	—	6,631,344
Total Investments	$487,103,643	$20,541,490	$—	$507,645,133
Derivatives:

Assets:
Futures Contract	$39,664	$—	$—	$39,664

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–9